SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	5 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)
Amount of investments that qualify as VIE		$ 0	$ 0
Number of reportable segments | segment		1
Number of operating segments | segment		1
Cash Equivalents, at Carrying Value	$ 0	$ 0	0
FDIC insurance Limit	3,655,716	3,655,716	1,695,763
Allowance for doubtful accounts	426,813	426,813	0
Inventory valuation allowance	0	0	0
Goodwill impairment		162,093
Advertising costs		$ 981,878	143,096
Minimum
Capitalize property and equipment purchases			3,000
Finite-lived intangible asset, useful life		2 years
Maximum
Finite-lived intangible asset, useful life		9 years
Spkr Inc and EON Media Group [Member]
Goodwill impairment		$ 719,688
Spkr Inc. [Member]
Asset impairment charges		1,405,142
EON Media Group Pte. Ltd [Member]
Goodwill impairment	4,442,487	4,442,487
Eon Brand Names [Member]
Impairment	$ 2,251,513	2,251,513
Asset impairment charges		$ 130,000	$ 6,350,000